Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss for the year	$ (13,694)	$ (52,419)	$ (60,514)
Items that may be reclassified subsequently to profit or loss:
Foreign cumulative conversion adjustment	(613)	(525)	548
Other comprehensive income (loss) for the year, net of taxes	(613)	(525)	548
Total comprehensive loss for the year	(14,307)	(52,944)	(59,966)
Attributable to controlling shareholders	(14,319)	(52,947)	(59,967)
Non-controlling interest	$ 12	$ 3	$ 1